Fair Values	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Fair Values

NOTE 4. FAIR VALUES
The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is available within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable inputs. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If all or some of the inputs required to determine the price are not observable, the instrument will be included in Level 3.
Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3.
Valuation Techniques
The valuation techniques to determine fair values include:
•Market prices for similar instruments.
•Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices).
Financial instruments classified as level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach.
The valuation technique to determine the fair value of other Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:
(i)Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.
(ii)prior month bidding and/or secondary market prices, which will be taken based on their representativeness.
(iii)prior month spread applied to the sovereign curve.
(iv)A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.22	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	720,162,015	—
Government Securities	69,068,417	1,787,485	—
Corporate Securities	453,514	174,174	624,718
Derivative Financial Instruments	615	3,327,165	—
Other Debt Securities	930,395	2,760,996	—
Other Financial Assets	10,559,086	—	—
Financial Assets Pledged as Collateral	726,983	—	—
Investments in Equity Instruments	108,651	—	2,130,388
Liabilities
Liabilities at fair value through profit or loss (*)	78,223	—	—
Derivative Financial Instruments	—	1,694,114	—
Total	81,769,438	726,517,721	2,755,106
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.21	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	353,680,977	—
Government Securities	93,883,324	3,856,905	3,365,652
Corporate Securities	4,143,343	—	658,792
Derivative Financial Instruments	—	2,429,223	—
Other Debt Securities	8,240,568	—	—
Other Financial Assets	8,652,774	23,449	10,879,795
Financial Assets Pledged as Collateral	23,423,855	—	—
Investments in Equity Instruments	125,807	—	2,312,875
Liabilities
Liabilities at fair value through profit or loss (*)	147,408	—	—
Derivative Financial Instruments	—	1,387,179	—
Total	138,322,263	358,603,375	17,217,114
(*)Include the operations of obligations for operations with Government Securities of third parties.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.21	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.22
Government Securities	3,365,652	(1,620,879)	1,382,326	(2,948,883)	1,206,396	(1,384,612)	—
Corporate Securities	658,792	556,102	1,653,591	(2,415,787)	262,045	(90,025)	624,718
Other Financial Assets	10,879,795	—	—	(5,585,306)	—	(5,294,489)	—
Investments in Equity Instruments	2,312,875	—	—	—	1,295,971	(1,478,458)	2,130,388
Total	17,217,114	(1,064,777)	3,035,917	(10,949,976)	2,764,412	(8,247,584)	2,755,106
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.20	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.21
Government Securities	590,305	1,404,019	4,680,943	(3,317,433)	(80,191)	88,009	3,365,652
Corporate Securities	3,404,848	(225,656)	2,199,733	(1,420,235)	91,977	(3,391,875)	658,792
Derivative Financial Instruments	4,754,672	—	—	(3,150,006)	—	(1,604,666)	—
Other Financial Assets	—	—	10,879,795	—	—	—	10,879,795
Investments in Equity Instruments	16,103,430	824,263	—	(9,959,113)	994,109	(5,649,814)	2,312,875
Total	24,853,255	2,002,626	17,760,471	(17,846,787)	1,005,895	(10,558,346)	17,217,114
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.
Transfers occurred because the instruments without observable valuation prices at the closing of the fiscal year were reclassified to Level 3, and the instruments with observable market quotes at the closing of the fiscal year were reclassified to Level 1 from Level 3. There were no transfers between Level 2 and Level 3.
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.22	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	447,544,202	447,544,202	447,544,202	—	—
Repurchase Transactions	115,523,908	115,523,908	115,523,908	—	—
Loans and Other Financing	1,243,616,465	1,247,014,221	—	—	1,247,014,221
Other Financial Assets	45,012,228	46,496,752	38,478,158	—	8,018,594
Other Debt Securities (*)	362,983,582	356,320,490	—	—	356,320,490
Financial Assets Pledged as Collateral	151,375,750	151,375,750	151,375,750	—	—
Liabilities
Deposits	2,141,977,734	2,141,929,186	—	—	2,141,929,186
Financing Received from the Argentine Central Bank and Other Financial Institutions	37,438,244	37,039,118	—	—	37,039,118
Debt Securities	67,303,327	65,892,468	59,513,193	—	6,379,275
Subordinated Debt Securities	45,405,004	44,678,601	—	—	44,678,601
Other Financial Liabilities	348,779,269	348,490,234	—	—	348,490,234
(*)    Includes Argentine Central Bank´s Bills for the sum of Ps.34,707,901.

Items of Assets/Liabilities as of 12.31.21	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	462,491,302	462,491,302	462,491,302	—	—
Repurchase Transactions	395,830,377	395,830,377	395,830,377	—	—
Loans and Other Financing	1,450,106,105	1,458,319,126	—	—	1,458,319,126
Other Financial Assets	25,970,900	26,610,060	18,603,534	—	8,006,526
Other Debt Securities	175,560,434	175,560,434	—	—	175,560,434
Financial Assets Pledged as Collateral	45,212,824	45,212,824	45,212,824	—	—
Liabilities
Deposits	2,017,874,559	2,017,831,939	—	—	2,017,831,939
Repurchase Transactions	631,362	631,362	—	—	631,362
Financing Received from the Argentine Central Bank and Other Financial Institutions	46,186,834	45,921,192	—	—	45,921,192
Debt Securities	54,487,112	53,720,467	45,062,144	—	8,658,323
Subordinated Debt Securities	51,182,953	50,526,872	—	—	50,526,872
Other Financial Liabilities	381,231,576	380,891,640	—	—	380,891,640